Description of Plan (Details) - EBP 001 - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage		50.00%
Number of days to change contribution rate		45 days
Automatic deferral rate, annual increase		1.00%
Participant compensation matched, percentage		4.00%
Contribution vesting percentage		100.00%
Contribution vesting service period		2 years
Minimum borrowing amount		$ 1,000
Maximum borrowing, to total account, percentage		50.00%
Maximum borrowing, amount		$ 50,000
General-purpose loan, minimum borrowing term		6 months
General-purpose loan, maximum borrowing term		48 months
Primary residence, minimum borrowing term		49 months
Primary residence, maximum borrowing term		180 months
Basis spread on variable rate		1.00%
Balance limit		$ 1,000
Withdrawal age		59 years 6 months
Forfeited nonvested account, decrease from employer contribution		$ 8,287,645
Plan transfers		$ 81,614,000
InfoArmor Retirement Plan
EBP, Description of Plan [Line Items]
Plan transfers	$ 14,270,553
SquareTrade, Inc. 401)k) Plan
EBP, Description of Plan [Line Items]
Plan transfers	$ 67,343,743
EBP, Employer Matching Contribution, First Two Percent
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Participant compensation matched, percentage		2.00%
EBP, Employer Matching Contribution, Next Four Percent
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Participant compensation matched, percentage		4.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		10.00%